Average Annual Total Returns (Vanguard Mid-Cap Value Index Fund ETF)	Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.98%	13.50%	8.24%	13.95%	14.05%	13.00%	14.05%
Five Years	17.20%	16.77%	13.92%	17.18%	none	16.41%	17.29%
Since Inception	9.08%	8.65%	7.28%	9.08%		8.64%	9.13%